Geneva Advisors All Cap Growth Fund (Prospectus Summary) | Geneva Advisors All Cap Growth Fund
Geneva Advisors All Cap Growth Fund
Investment Objective
The investment objective of the Geneva Advisors All Cap Growth Fund (the "Fund" or the "All Cap Growth Fund") is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Geneva Advisors All Cap Growth Fund	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Geneva Advisors All Cap Growth Fund		Class R Shares	Class I Shares
Management Fees	[1]	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses		0.26%	0.27%
Total Annual Fund Operating Expenses	[2]	1.71%	1.37%
Fee Waiver/Expense Reimbursement		(0.26%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.45%	1.10%
[1]	If a separately managed account client of the Fund's investment advisor, Geneva Investment Management of Chicago, LLC (the "Adviser") invests in the Fund, the Adviser may be compensated for both managing the Fund and for managing the client's assets (which include the client's investment in the Fund).
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses, which are less than 0.01% of the Fund's average net assets.
[3]	Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 29, 2013. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses.

Example
This Example is intended to help you compare the costs of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 29, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Geneva Advisors All Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class R Shares	148	505	895	1,990
Class I Shares	112	398	715	1,615

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations.
The Fund's investment strategy focuses on identifying stocks within multiple industry groups. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Adviser may sell the Fund's investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

Under normal conditions, the Fund may invest up to 100% of its net assets in common stocks of U.S. companies. Additionally, the Fund may invest up to 30%
of its net assets in securities of "foreign issuers." "Foreign issuers" means
non-U.S. companies: (a) whose securities are not traded on a U.S. exchange;
(b) whose securities are traded on a U.S. exchange, and denominated in U.S.
dollars, in the form of American Depositary Receipts ("ADRs"); and (c) who are
organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange. The Fund may invest up to 25% of its net assets in securities of "foreign issuers" located in emerging markets. Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley Capital International Emerging Markets Index
("MSCI EM").

Under normal market conditions, the Adviser uses a bottom-up, fundamental investment approach to identify quality growth companies. In assessing whether a company is a quality growth company, the Adviser may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital. The Adviser utilizes proprietary research and a rigorous qualitative and quantitative investment process. The
Adviser normally does not engage in active trading of the Fund's investments.
Principal Risks
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. The Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Small-Cap, Mid-Cap and Micro-Cap Company Risk. Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Growth securities may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

·  Foreign Securities Risk. The risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

·  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  Depository Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

·  High Portfolio Turnover Risk. A higher portfolio turnover rate may result in increased brokerage transaction costs and the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the
   Fund had a lower portfolio turnover rate, which may lower the Fund's return. A high turnover rate may mean that you would have a higher tax liability.
   Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.
Performance
The performance information demonstrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, three year and since inception compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 877-343-6382.
Class I Shares Calendar Year Returns as of December 31	[1]

The calendar year-to-date return for the Fund's Class I shares as of September 30, 2012 was 13.74%. During the period shown in the bar chart, the best performance for a quarter was 22.11% (for the quarter ended September 30, 2010). The worst performance was
-22.94% (for the quarter ended December 31, 2008).
Average Annual Total Returns Period Ended December 31, 2011
Average Annual Total Returns Geneva Advisors All Cap Growth Fund	Label	1 Year	Average Annual Returns, 3 Years	Since Inception	Inception Date
Class R Shares	Return Before Taxes	(4.92%)	19.05%	0.09%	Sep. 28, 2007
Class I Shares	Return Before Taxes	(4.69%)	19.32%	0.35%	Sep. 28, 2007
Class I Shares After Taxes on Distributions	Return After Taxes on Distributions	(4.69%)	19.32%	0.35%	Sep. 28, 2007
Class I Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.05%)	16.81%	0.30%	Sep. 28, 2007
Russell 3000® Growth Index	Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.18%	18.09%	0.11%	Sep. 28, 2007

After-tax returns are shown for Class I shares only and will vary for
Class R shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Return After Taxes on Distributions and Sale of Fund Shares may be
higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class R shares will differ due to differences in expenses.